Other current assets and liabilities - Other Current Assets (Details) - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024		Apr. 01, 2023	[1]
Subclassifications of assets, liabilities and equities [abstract]
Consumption tax receivable	¥ 569	¥ 253
Prepaid expenses	465	124
Others	1	0
Total	¥ 1,035	¥ 377	[1]	¥ 610

[1]	The comparative information is restated due to change in accounting policy. See Note 2 (5) “Changes in accounting policies”